Schedule of Segmented Information (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Segmented Information Schedule Of Segmented Information 1	$ 564,633
Segmented Information Schedule Of Segmented Information 2	704,973
Segmented Information Schedule Of Segmented Information 3	1,163,651
Segmented Information Schedule Of Segmented Information 4	519,241
Segmented Information Schedule Of Segmented Information 5	367,086
Segmented Information Schedule Of Segmented Information 6	362,952
Segmented Information Schedule Of Segmented Information 7	1,083,874
Segmented Information Schedule Of Segmented Information 8	1,072,059
Segmented Information Schedule Of Segmented Information 9	1,526,603
Segmented Information Schedule Of Segmented Information 10	0
Segmented Information Schedule Of Segmented Information 11	0
Segmented Information Schedule Of Segmented Information 12	0
Segmented Information Schedule Of Segmented Information 13	1,220,947
Segmented Information Schedule Of Segmented Information 14	1,367,157
Segmented Information Schedule Of Segmented Information 15	1,678,235
Segmented Information Schedule Of Segmented Information 16	1,220,947
Segmented Information Schedule Of Segmented Information 17	1,367,157
Segmented Information Schedule Of Segmented Information 18	1
Segmented Information Schedule Of Segmented Information 19	678,235
Segmented Information Schedule Of Segmented Information 20	2,304,821
Segmented Information Schedule Of Segmented Information 21	2,439,216
Segmented Information Schedule Of Segmented Information 22	$ 3,204,838